Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable and accrued liabilities [Text Block]

9 Accounts payable and accrued liabilities

	December 31, 2024	December 31, 2023	December 31, 2022
Accounts payable	$2,458,176	$905,340	$1,383,706
Accrued liabilities	1,875,924	2,141,336	2,722,357
Accrued interest	651,999	776,293	749,684
Total accounts payable and accrued liabilities	$4,986,099	$3,822,969	$4,855,747

During the year ended December 31, 2024, the Company recorded a gain on settlement of accounts payable of $5,172 (December 31, 2023- $321,115 of gain, December 31, 2022 - $1,098 gain). During the year ended December 31, 2024, the Company settled $nil (December 31, 2023 - $64,000, December 31, 2022 - $17,500) in accounts payable through the issuance of units in a private placement.